STATEMENTS OF CONSOLIDATED CASH FLOWS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from (used in) operating activities
Net loss for the period	€ (68,132)	€ (39,700)	€ (57,041)
Elimination of other non-cash, non-operating income and expenses
Depreciation and amortization	1,621	1,513	1,500
Provisions	(263)	506	305
Expenses related to share-based payments	4,298	3,222	3,174
Cost of net debt	1,942	2,714	2,042
Loss on disposals	(3)	(24)	3
Impact of discounting financial liabilities and amortized cost	3,312	4,982	10,649
Tax charges	101	120	0
Other charges with no impact on cash	0	4,277	(36)
Refund liabilities	23,352	0	0
Cash flows from (used in) operations, before tax and changes in working capital	(33,773)	(22,390)	(39,403)
Tax paid	(62)	(7)	0
Cash flow from (used in) operating activities after tax and before change in working capital requirement	(33,834)	(22,397)	(39,403)
(Increase) / Decrease in trade receivables	(2,070)	(806)	(101)
Receipt of research tax credit receivable	3,884	4,091	2,490
Increase in other receivables	(1,459)	(4,375)	(4,215)
Increase / (Decrease) in trade and other payables	1,959	8,675	2,905
Increase / (Decrease) in other current liabilities	(224)	723	1,220
Increase in deferred income and contract liabilities	12,193	1,612	0
Changes in operating working capital	14,283	9,920	2,300
Net cash flows from (used in) operating activities	(19,551)	(12,476)	(37,103)
Cash flows from (used in) investing activities
Acquisitions of intangible assets	(2)	(9)	(1)
Acquisitions of property, plant and equipment	(846)	(328)	(92)
(Increase) / Decrease in non-current financial assets			230
(Increase) / Decrease in non-current financial assets	(107)	(12)
Net cash flows from (used in) investing activities	(955)	(349)	138
Cash flows from (used in) financing activities
Capital increases	0	60,154	0
Transaction costs	0	(2,790)	0
Increase in loans and conditional advances	0	150	0
Loan repayments	(3,075)	(2,971)	(3,642)
Payment of lease liabilities	(1,080)	(794)	(1,093)
Interest paid	(980)	(6,978)	(915)
Net cash flows from (used in) financing activities	(5,135)	46,771	(5,651)
Effect of exchange rates changes on cash	94	(51)	83
Net increase (decrease) in cash and cash equivalents	(25,547)	33,895	(42,533)
Net cash and cash equivalents at beginning of period	75,283	41,388	83,921
Net cash and cash equivalents at end of period	€ 49,737	€ 75,283	€ 41,388